Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
—The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). Consolidated financial statements reflect our accounts and operations and those of our subsidiaries in which we have a controlling financial interest. In accordance with the provisions of Accounting Standards Codification (“ASC”) 810, Consolidation, we consolidate any variable interest entity (“VIE”) of which we are the primary beneficiary. We engage in business relationships with certain entities in the ordinary course of business to develop game Apps. The typical condition for a controlling financial interest ownership is holding a majority of the voting interests of an entity; however, a controlling financial interest may also exist in entities, such as VIEs, through arrangements that do not involve controlling voting interests. ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. We do not consolidate a VIE in which we have a majority ownership interest when we are not considered the primary beneficiary. We evaluate our relationships with all VIEs on an ongoing basis. All intercompany transactions and balances have been eliminated upon consolidation.

Reclassification
Reclassification
—Certain balances in previously issued consolidated financial statements have been reclassified to be consistent with the current period presentation. The reclassification had no impact on total financial position, net income (loss), or stockholder’s deficit.

Use of Estimates
Use of Estimates
—The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to fair values of intangible assets and goodwill, useful lives of intangible assets and property and equipment, expected period of consumption of virtual goods, expected life of paying users, income and indirect taxes, contingent liabilities, evaluation of recoverability of intangible assets and long-lived assets, goodwill impairment, and fair value of derivatives and other financial instruments among others. The Company bases its estimates on assumptions, both historical and forward-looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Risk and Uncertainties
Risk and Uncertainties
—The Company is subject to risks and uncertainties as a result of the
COVID-19
pandemic. As of the issuance date of these consolidated financial statements, the Company’s results of operations have not been materially impacted. However, the future impact of the
COVID-19
pandemic remains uncertain as the response to the pandemic is in its incipient stages and information is rapidly evolving. Economies worldwide have been negatively impacted by the
COVID-19
pandemic. A weakened global economy may negatively impact
in-app
purchasing decisions and consumer buying decisions across the globe generally, which could adversely affect advertiser activity. The full impact of the
COVID-19
pandemic on the global economy and the extent to which the pandemic may impact the Company’s business, financial condition, and results of operations in the future remains uncertain. The severity of the impact of the
COVID-19
pandemic on the Company’s business will depend on a number of factors, including, but not limited to, the duration and severity of the pandemic and the extent and severity of the impact on the Company’s customers, all of which are uncertain and cannot be predicted. The Company’s future results of operations and liquidity could be adversely impacted by delays in payments of outstanding receivable amounts beyond normal payment terms and uncertain demand.

Revenue from Contracts with Customers
Revenue from Contracts with Customers
The Company generates Business and Consumer revenue. Business Revenue includes fees paid by mobile app advertisers that use the Company’s software platform (“Software Platform”), and revenue generated from the sale of digital advertising inventory of the Company’s apps (“Apps”). Consumer Revenue consists of mobile in-app purchases
(“IAPs”) made by users within Apps.
Business Revenue
The Software Platform provides the technology to match advertisers and third-party owners of digital advertising inventory (“Publishers”) via auctions at large scale and microsecond-level speeds. The pricing and terms for all mobile advertising arrangements are governed by the Company’s terms and conditions and generally stipulate payment terms of 30 days subsequent to the end of the month. The contract is fully cancellable at any time.
For Business Revenue generated through placement of advertisements on mobile applications owned by Publishers, the Company’s performance obligation is to provide an advertiser with access to the Software Platform which facilitates the advertiser’s purchase of advertising inventory from Publishers. The Company does not control the advertising inventory prior to its transfer to the advertiser, the Company’s customer, because the Company does not have the substantive ability to direct the use of, nor obtain substantially all of the remaining benefits from the advertising inventory. The Company is not primarily responsible for fulfillment and does not have any inventory risk. The Company is an agent as it relates to the sale of third-party advertising inventory and presents revenue on a net basis. The transaction price is the product of either the number of completions of agreed upon actions or advertisements displayed and the contractually agreed upon price per advertising unit with the advertiser less consideration paid or payable to Publishers.
Advertisers purchase Apps advertising inventory either through the Software Platform or through third-party advertising networks (“Ad Networks”). Revenue from the sale of advertising inventory through Ad Networks is recognized net of the amounts retained by Ad Networks as the Company is unable to determine the gross amount paid by the advertisers to Ad Networks.
The Company recognizes mobile advertising revenue when the agreed upon action is completed or when the ad is displayed to users, depending on the agreed upon pricing mechanism with an advertiser
or Ad
Network
. The
number
of advertisements delivered and completions of agreed upon actions is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.
Consumer Revenue
IAPs include fees collected from users for the purchase of virtual goods to enhance their gameplay experience. The identified performance obligation is to provide users with the ability to acquire, use, and hold virtual items over the estimated period of time the virtual items are available to the user or until the virtual item is consumed. The Company categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action in gameplay; accordingly, the Company recognizes revenue from the sale of consumable virtual goods as the goods are consumed and the Company’s performance obligation is satisfied. Durable virtual goods represent goods that are accessible to the user over an extended period of time; accordingly, the Company recognizes revenue from the sale of durable virtual goods ratably over the period of time the goods are available to the user and the Company’s performance obligation is satisfied, which is generally the estimated average user life (“EAUL”). Payment is required at the time of purchase and the purchase price is a fixed amount. Users make IAPs through the Company’s distribution partners. The transaction price is equal to the gross amount charged to users because the Company is the principal in the transaction. IAPs fees are non-refundable. Such
payments are initially recorded to deferred revenue.
The EAUL represents the Company’s best estimate of the expected life of paying users for the applicable game. The EAUL begins when a user makes a first purchase of durable virtual goods and ends when a user is determined to be inactive. The Company determines the EAUL on a game-by-game basis.
For a newly launched game that has limited playing data, the Company determines its EAUL based on the EAUL of a game that has sufficiently similar characteristics. The Company determines the EAUL on a quarterly basis and applies such calculated EAUL to all bookings in the respective quarter. Determining the EAUL is subjective and requires management’s judgment. Future playing patterns may differ from historical playing patterns, and therefore the EAUL may change in the future. The EAULs are generally between six and nine months.
The Company presents taxes collected from customers and remitted to governmental authorities on a net basis.

Revenue from Contracts with Customers
—The Company generates Business and Consumer revenue. Business Revenue includes fees paid by mobile app advertisers that use the Company’s software platform (“Software Platform”), and revenue generated from the sale of digital advertising inventory of the Company’s apps (“Apps”). Consumer Revenue consists of mobile in-app
purchases (“IAPs”) made by users within Apps.
Business Revenue
The Software Platform provides the technology to match advertisers and third-party owners of digital advertising inventory (“Publishers”) via auctions at large scale and microsecond-level speeds. The pricing and terms for all mobile advertising arrangements are governed by the Company’s terms and conditions and generally stipulate payment terms of 30 days subsequent to the end of the month. The contract is fully cancellable at any time.
For Business Revenue generated through placement of advertisements on mobile applications owned by Publishers, the Company’s performance obligation is to provide an advertiser with access to the Software Platform which facilitates the advertiser’s purchase of advertising inventory from Publishers. The Company does not control the advertising inventory prior to its transfer to the advertiser, the Company’s customer, because the Company does not have the substantive ability to direct the use of, nor obtain substantially all of the remaining benefits from the advertising inventory. The Company is not primarily responsible for fulfillment and does not have any inventory risk. The Company is an agent as it relates to the sale of third-party advertising inventory and presents revenue on a net basis. The transaction price is the product of either the number of completions of agreed upon actions or advertisements displayed and the contractually agreed upon price per advertising unit with the advertiser less consideration paid or payable to Publishers.
Advertisers purchase Apps advertising inventory either through the Software Platform or through third-party advertising networks (“Ad Networks”). Revenue from the sale of advertising inventory through Ad Networks is recognized net of the amounts retained by Ad Networks as the Company is unable to determine the gross amount paid by the advertisers to Ad Networks.
The Company recognizes mobile advertising revenue when the agreed upon action is completed or when the ad is displayed to users, depending on the agreed upon pricing mechanism with an advertiser or Ad Network. The number of advertisements delivered and completions of agreed upon actions is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.
Consumer Revenue
IAPs include fees collected from users for the purchase of virtual goods to enhance their gameplay experience. The identified performance obligation is to provide users with the ability to acquire, use, and hold virtual items over the estimated period of time the virtual items are available to the user or until the virtual item is consumed. The Company categorizes its virtual goods as either consumable or durable. Consumable virtual goods represent goods that can be consumed by a specific player action in gameplay; accordingly, the Company recognizes revenue from the sale of consumable virtual goods as the goods are consumed and the Company’s performance obligation is satisfied. Durable virtual goods represent goods that are accessible to the user over an extended period of time; accordingly, the Company recognizes revenue from the sale of durable virtual goods ratably over the period of time the goods are available to the user and the Company’s performance obligation is satisfied, which is generally the estimated average user life (“EAUL”). Payment is required at the time of purchase and the purchase price is a fixed amount. Users make IAPs through the Company’s distribution partners. The transaction price is equal to the gross amount charged to users because the Company is the principal in the transaction. IAPs fees are non-refundable.
Such payments are initially recorded to deferred revenue.
The EAUL represents the Company’s best estimate of the expected life of paying users for the applicable game. The EAUL begins when a user makes a first purchase of durable virtual goods and ends when a user is determined to be inactive. The Company determines the EAUL on a game-by-game
basis. For a newly launched game that has limited playing data, the Company determines its EAUL based on the EAUL of a game that has sufficiently similar characteristics. The Company determines the EAUL on a quarterly basis and applies such calculated EAUL to all bookings in the respective quarter. Determining the EAUL is subjective and requires management’s judgment. Future playing patterns may differ from historical playing patterns, and therefore the EAUL may change in the future. The EAULs are generally between six and nine months.
The Company presents taxes collected from customers and remitted to governmental authorities on a net basis.
Disaggregation of Revenue
The following table present revenue disaggregated by type (in thousands):

	Year Ended December 31,
	2018	2019	2020
Business Revenue—Apps	$166,259	$397,643	$503,867
Consumer Revenue—Software Platform	262,997	198,305	207,285

Total Business Revenue	429,256	595,948	711,152
Consumer Revenue	54,107	398,156	739,934

Total Revenue	$483,363	$994,104	$1,451,086

Revenue disaggregated by geography, based on user location, consists of the following (in thousands):

	Year Ended December 31,
	2018	2019	2020
United States	$261,734	$622,051	$895,987
United Kingdom	$47,982	60,073	78,681
Rest of the World	$173,647	311,980	476,418

Total Revenue	$483,363	$994,104	$1,451,086

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring
basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:
Level
 1
—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2
—Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.
Level
 3
—Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

Derivatives
Derivatives
—The Company accounts for derivative instruments at fair value. Interest rate swaps may qualify as cash flow hedges. Changes in the interest rate swaps that qualify as cash flow hedges are recorded within accumulated other comprehensive income (loss). Amounts recorded within accumulated other comprehensive income (loss) are reclassified to earnings in a manner that matches the earnings impact of the hedged interest expense. The Company’s policy for classifying cash flows from derivatives is to report the cash flows consistent with the underlying hedged item
.

Accounts Receivable, net
Accounts Receivable, net
—The Company records accounts receivable at the invoiced amount, maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables, and reviews accounts receivable periodically to identify specific customers with known disputes or collectability issues. As of December 31, 2019 and 2020, the allowance for doubtful accounts was not material.

Net Income (Loss) Per Share Attributable to Common Stockholders
Net Income (Loss) Per Share Attributable to Common Stockholders
—Basic and diluted net income (loss) per share attributable to common stockholders is presented under the two-class
method required for participating securities. The Company considers its convertible preferred stock, options exercised in exchange for nonrecourse promissory notes, early exercised unvested stock options and unvested restricted stock awards to be participating securities. Under the two-class
method, the net loss attributable to common stockholders is not allocated to convertible preferred stock, options exercised in exchange for nonrecourse promissory notes, early exercised unvested common stock options and unvested restricted stock awards as the holders of these instruments do not have a contractual obligation to share in the Company’s losses. Net income is attributed to common stockholders and participating securities based on their participation rights. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options.

Noncontrolling Interests and Redeemable Noncontrolling Interests
Noncontrolling Interests and Redeemable Noncontrolling Interests
—For less-than-wholly-owned consolidated subsidiaries, noncontrolling interest is the portion of equity not attributable, directly or indirectly, to App
L
ovin. We evaluate whether noncontrolling interests possess any redemption features outside of our control. If such features exist, the noncontrolling interests are presented outside of permanent equity on the consolidated balance sheets within redeemable noncontrolling interest. We report revenues, expenses and net income (loss) from less-than-wholly-owned consolidated subsidiaries at the consolidated amounts, including both the amounts attributable to the Company and noncontrolling interests; the income or loss attributable to the noncontrolling interest holders is reflected in net income or loss attributable to noncontrolling interest on the consolidated statements of operation. Redeemable noncontrolling interests are adjusted to the greater of their fair value or carrying value as of each balance sheet date.

Cash and Cash Equivalents		Cash and Cash Equivalents —Cash and cash equivalents primarily consist of cash on deposit with banks and investments in money market funds with maturities of 90 days or less from the date of purchase.
Concentration of Credit Risk and Uncertainties
Concentration of Credit Risk and Uncertainties
—The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash, cash equivalents and accounts receivable. The Company places its cash deposits with large, reputable financial institutions. As of December 31, 2019 and 2020, the Company maintained cash balances in excess of the Federal Deposit Insurance Corporation (“FDIC”) insured limits. Cash equivalents consist of money market funds that are composed of U.S. Treasury and U.S. Government securities.
The Company’s accounts receivable balance is derived from both domestic and international sales. The Company reviews its exposure to accounts receivable credit risk and generally requires no collateral for its accounts receivable.
The Company uses various distribution partners to collect and remit payments from users of Apps for virtual goods. As of December 31, 2019, one distribution partner accounted for 12% of the accounts receivable, net. As of December 31, 2020, two distribution partners accounted for 20% and 13% of the accounts receivable, net.
No individual customer accounted for 10% or more of the Company’s accounts receivable or revenue during the years ended December 31, 2019 and 2020.

Property and Equipment, net
Property and Equipment, net
—Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which is as follows:

Useful Life
Computer equipment	3 - 5 years
Software and licenses	3 years
Furniture and fixtures	3 - 5 years
Leasehold improvements	Over the shorter of useful life (up to 10 years) or lease term

When assets are retired or otherwise disposed of, the cost and accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is reflected in operations in the period realized. Maintenance and repairs are charged to operations as incurred.

Deferred Offering Costs
Deferred Offering Costs
—Deferred offering costs, which consist primarily of accounting, legal and other fees directly attributable to the Company’s proposed initial public offering (“IPO”), are capitalized in other assets on the Company’s consolidated balance sheets. The deferred offering costs will be offset against IPO proceeds upon the consummation of an IPO. In the event the planned IPO is aborted, the deferred offering costs will be expensed. There were nil and $3.6 million of deferred offering costs capitalized as of December 31, 2019 and 2020, respectively.

Segment Reporting
Segment Reporting
—The Company’s chief operating decision-maker is the Chief Executive Officer who makes resource allocation decisions and assesses performance based on financial information presented on a consolidated basis. There are no segment managers who are held accountable by the chief operating decision-maker, or anyone else, for operations, operating results, and planning for levels or components below the consolidated unit level. Accordingly, the Company has a single reportable and operating segment structure.

Asset Acquisitions and Business Combinations
Asset Acquisitions and Business Combinations
The Company performs an initial test to determine whether substantially all of the fair value of the gross assets transferred are concentrated in a single identifiable asset or a group of similar identifiable assets, such that the acquisition would not represent a business. If that test suggests that the set of assets and activities is a business, the Company then performs a second test to evaluate whether the assets and activities transferred include inputs and substantive processes that together, significantly contribute to the ability to create outputs, which would constitute a business. If the result of the second test suggests that the acquired assets and activities constitute a business, the Company accounts for the transaction as a business combination.
For transactions accounted for as business combinations, the Company allocates the fair value of acquisition consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. Acquisition consideration includes the fair value of any promised contingent consideration. The excess of the fair value of acquisition consideration over the fair value of acquired identifiable assets and liabilities is recorded as goodwill. Contingent consideration is remeasured to its fair value each reporting period with changes in the fair value of contingent consideration recorded in general and administrative expenses. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable, and as a result, actual results may differ from estimates. In certain circumstances, the allocations of the excess purchase price are based upon preliminary estimates and assumptions and subject to revision when the Company receives final information, including appraisals and other analyses. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition-related costs are expensed as incurred.
For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values. The Company generally includes contingent consideration in the cost of the assets acquired only when the uncertainty is resolved. The Company recognizes contingent consideration adjustments to the cost of the acquired assets prospectively using the straight-line method over the remaining useful life of the assets. No goodwill is recognized in asset acquisitions.

Asset Acquisitions and Business Combinations
—The Company performs an initial test to determine whether substantially all of the fair value of the gross assets transferred are concentrated in a single identifiable asset or a group of similar identifiable assets, such that the acquisition would not represent a business. If that test suggests that the set of assets and activities is a business, the Company then performs a second test to evaluate whether the assets and activities transferred include inputs and substantive processes that together, significantly contribute to the ability to create outputs, which would constitute a business. If the result of the second test suggests that the acquired assets and activities constitute a business, the Company accounts for the transaction as a business combination.
For transactions accounted for as business combinations, the Company allocates the fair value of acquisition consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. Acquisition consideration includes the fair value of any promised contingent consideration. The excess of the fair value of acquisition consideration over the fair value of acquired identifiable assets and liabilities is recorded as goodwill. Contingent consideration is remeasured to its fair value each reporting period with changes in the fair value of contingent consideration recorded in general and administrative expenses. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable, and as a result, actual results may differ from estimates. In certain circumstances, the allocations of the excess purchase price are based upon preliminary estimates and assumptions and subject to revision when the Company receives final information, including appraisals and other analyses. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition-related costs are expensed as incurred.
For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values. The Company generally includes contingent consideration in the cost of the assets acquired only when the uncertainty is resolved. The Company recognizes contingent consideration adjustments to the cost of the acquired assets prospectively using the straight-line method over the remaining useful life of the assets. No goodwill is recognized in asset acquisitions.

Services and Development Agreements
Services and Development Agreements
The Company enters into strategic agreements with mobile gaming studios (“Partner Studios”). The Company has historically allowed these Partner Studios to continue their operations with a significant degree of autonomy. In some cases, the Company bought Apps from Partner Studios and entered into service and development agreements whereby Partner Studios provide support in improving existing Apps and developing new Apps. The substantial majority of payments associated with service agreements for existing Apps are expensed to research and development when the services are rendered as the payments primarily relate to developing enhancements for the Apps. Payments for new Apps associated with development agreements are generally made in connection with the development of a particular App, and therefore, the Company is subject to development risk prior to the release of the App. Accordingly, payments that are due prior to completion of an App are generally expensed to research and development over the development period as the services are incurred. Payments due after completion of an App are generally capitalized and expensed as cost of revenue. See Note 6, “Acquisitions” for additional information.

Services and Development Agreements
—The Company enters into strategic agreements with mobile gaming studios (“Partner Studios”). The Company has historically allowed these Partner Studios to continue their operations with a significant degree of autonomy. In some cases, the Company bought Apps from Partner Studios and entered into service and development agreements whereby Partner Studios provide support in improving existing Apps and developing new Apps. The substantial majority of payments associated with service agreements for existing Apps are expensed to research and development when the services are rendered as the payments primarily relate to developing enhancements for the Apps. Payments for new Apps associated with development agreements are generally made in connection with the development of a particular App, and therefore, the Company is subject to development risk prior to the release of the App. Accordingly, payments that are due prior to completion of an App are generally expensed to research and development over the development period as the services are incurred. Payments due after completion of an App are generally capitalized and expensed as cost of revenue. See Note 6, “Acquisitions” for additional information.

Software Development Costs
Software Development Costs
—The Company incurs development costs related to
internal-use
software and the development of Apps. The Company reviews software development costs on a quarterly basis to determine if the costs qualify for capitalization. As a result of an agile and iterative development process, the preliminary project stage remains ongoing until just prior to launch, at which time final feature selection occurs. As such, software development costs do not meet the criteria for capitalization and are expensed as incurred to research and development expenses. The Company did not capitalize any software development costs during the years ended December 31, 2018, 2019 and 2020.

Goodwill
Goodwill
—Goodwill is allocated to reporting units and tested for impairment on an annual basis during the fourth quarter, or more frequently if the Company believes indicators of impairment exist. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows. When conducting quantitative annual goodwill impairment assessments, the Company compares the fair value of its reporting units to their carrying value. If the carrying value of a reporting unit exceeds its fair value, then the Company records a goodwill impairment. Commencing January 1, 2019, the lesser of (i) the entire amount by which the carrying value of a reporting unit exceeds its fair value or (ii) the carrying value of goodwill allocated to such reporting unit is recorded as an impairment to goodwill. As of December 31, 2018, 2019 and 2020, no impairment of goodwill has been identified.

Intangible Assets
Intangible Assets
—This consists of identifiable intangible assets, primarily Apps, user base, developed technology and intellectual property licenses resulting from acquisitions. Acquired intangible assets are recorded at cost, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives, generally 2 to 7 years. The Company’s estimates of useful lives of intangible assets are based on cash flow forecasts which incorporate various assumptions, including forecasted user acquisition costs, user attrition rates and level of user engagement.
Intangible assets also include costs of intellectual property that the Company licenses from third parties for use of their content in the Company’s game. The licensing agreements include license payments, which are due over the terms of the agreements. The Company recognizes these license payments as a license asset and a license obligation at the fair value on the contract date, based on a discounted cash flow model. The amortization of the licensed asset commences when the game with licensed content is launched and when licensed agreement is executed and is recorded in cost of revenue on a straight-line method over the remaining license terms or estimated useful life of the game with licensed content, whichever is shorter. The classification of the license obligations between current and long-term is based on the expected timing of the payments to the licensor.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
—The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate an asset’s carrying value may not be recoverable. If such circumstances are present, the Company assesses the recoverability of the long-lived assets by comparing the carrying value to the undiscounted future cash flows associated with the related assets. If the future net undiscounted cash flows are less than the carrying value of the assets, the assets are considered impaired and an expense equal to the amount required to reduce the carrying value of the assets to the estimated fair value is recorded as an impairment of intangible assets in the consolidated statements of operations. Significant judgment is required to estimate the amount and timing of future cash flows and the relative risk of achieving those cash flows. Assumptions and estimates about future values and remaining useful lives are complex and often subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends, and internal factors such as changes in the Company’s business strategy and internal forecasts. For example, if future operating results do not meet current forecasts, the Company may be required to record future impairment charges for acquired intangible assets. Additional factors which significantly affect future cash flows related to long-lived assets include, but are not limited to, forecasted user acquisition costs, user attrition rates and level of user engagement. Significant changes in these factors may require the Company to reassess recoverability of long-lived assets and record impairment. Impairment charges could materially decrease future net income and result in lower asset values on the Company’s consolidated balance sheet. There were no material impairment charges recorded for the years ended December 31, 2019 and 2020.

Cost of Revenue
Cost of Revenue
—Cost of revenue consists primarily of third-party payment processing fees related to Consumer Revenue and paid to the Company’s distribution partners, amortization of intangible assets related to acquired technology and Apps, and expenses associated with operating network infrastructure which include bandwidth, energy, and other equipment costs related to the co-located
data centers and costs for third-party cloud service providers.

Sales and Marketing
Sales and Marketing
—Sales and marketing expenses consist primarily of user acquisition costs, other advertising expenses, sales incentives, and amortization of acquired separately-identifiable user-related intangible assets. Related costs associated with these functions such as, marketing programs, travel, customer service costs as well as allocated facilities and information technology costs are also included in sales and marketing expenses. Costs for advertising are expensed as incurred. Advertising costs, which consist primarily of user acquisition costs, totaled $143.9 million, $436.1 million and $550.9 million for the years ended December 31, 2018, 2019 and 2020, respectively.

Research and Development
Research and Development
—Research and development expenses include new product development costs such as salaries and employee benefits, consulting costs, stock-based compensation, regulatory compliance costs as well as allocated facilities and information technology costs.

General and Administrative
General and Administrative
—General and administrative expenses include costs associated with the Company’s finance, accounting, legal, human resources, and administrative personnel. Related costs associated with these functions, such as attorney and accounting fees, recruiting services, administrative services, insurance, travel, as well as allocated facilities and information technology costs are also included in general and administrative expenses.

Stock-Based Compensation
Stock-Based Compensation
—The Company estimates the fair value of employee stock-based compensation awards on the grant date using the Black-Scholes option pricing model and recognizes the grant date fair value as compensation expense on a straight-line basis over the requisite service period. The Black-Scholes option pricing model requires use of various assumptions, including expected option life and expected stock price volatility. The Company determines the expected option life as the average of the options’ contractual term and the options’ vesting period. The Company estimates the options’ volatility using volatilities of public companies in a comparable industry, stage of life cycle, and size. The Company is using the straight-line method for recording stock-based compensation expense and recognizes forfeitures as they occur. The Company accounts for non-employee
stock-based compensation awards similar to employee stock-based compensation awards.
Additionally, stock-based compensation also includes liability classified options to employees that may be settled in the stock of one of the Company’s subsidiaries.

Income Taxes
Income Taxes
—The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If the Company determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment to the deferred tax asset valuation allowance would be made to reduce the provision for income taxes.
The Company records uncertain tax positions on the basis of a two-step
process in which determinations are made (1) whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with a tax authority.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheets.
(Topic
 815),
which clarifies the interaction of the accounting for equity securities under Topic 321, the accounting for equity method investments in Topic 323, and the accounting for certain forward contracts and purchased options in Topic 815. These changes become effective for the Company on January 1, 2021. The Company is currently evaluating the potential impact of these changes.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, to simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard eliminates beneficial conversion feature and cash conversion models resulting in more convertible instruments being accounted for as a single unit; and simplifies classification of debt on the balance sheet and earnings per share calculation. These changes will become effective for the Company on January 1, 2022. The Company is currently evaluating the potential impact of these changes.

Recent Accounting Pronouncements (Issued and Not Yet Adopted)
Recent Accounting Pronouncements (Issued and Not Yet Adopted)
In August 2020, the FASB
issued ASU 2020-06,
 Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, to simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard eliminates beneficial conversion feature and cash conversion models resulting in more convertible instruments being accounted for as a single unit; and simplifies classification of debt on the balance sheet and earnings per share calculation. These changes will become effective for the Company on January 1, 2022. The Company is currently evaluating the potential impact of these changes.
In May 2021, the FASB issued ASU
2021-04,
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Option.
The ASU requires the issuers to account for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt, or for other reasons. These changes will become effective for the Company on January 1, 2022. The Company is currently evaluating the potential impact of these changes.
Recent Accounting Pronouncements (Issued and Not Yet Adopted)
— In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
The ASU impacts various topic areas within ASC 740, including accounting for taxes under hybrid tax regimes, accounting for increases in goodwill, allocation of tax amounts to separate company financial statements within a group that files a consolidated tax return, intra period tax allocation, interim period accounting, and accounting for ownership changes in investments, among other minor codification improvements. These changes become effective for the Company on January 1, 2021. The Company is currently evaluating the potential impact of these changes.

Recent Accounting Pronouncements
Recent Accounting Pronouncements (Issued and Adopted)
In December 2019, the FASB issued
ASU 2019-12,
Simplifying the Accounting for Income Taxes.
 The ASU impacts various topic areas within ASC 740, including accounting for taxes under hybrid tax regimes, accounting for increases in goodwill, allocation of tax amounts to separate company financial statements within a group that files a consolidated tax return, intra period tax allocation, interim period accounting, and accounting for ownership changes in investments, among other minor codification improvements. The Company adopted this ASU on January 1, 2021 with no material financial statement impact upon adoption.
In January 2020, the FASB issued ASU
2020-01,
 Clarifying the Interactions between Investments—Equity Securities, Investments—Equity Method and Joint Ventures, and Derivatives and Hedging.
This ASU clarifies the interaction among the accounting standards for equity securities, equity method investments and certain derivatives. The Company adopted this ASU on January 1, 2021 with no material financial statement impact upon adoption.

Recent Accounting Pronouncements (Issued and Adopted)
—In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
. This ASU and subsequently issued amendments require a lessee to recognize leases with the term greater than 12 months on the consolidated balance sheet. The standard is effective for interim and annual reporting periods beginning after December 15, 2018, and early adoption is permitted. In July 2018, the FASB issued ASU
No. 2018-11,
Targeted Improvements—Leases (Topic 842)
. This update provides an optional transition method, by which entities may elect not to recast the comparative periods presented in financial statements in the period of adoption and recognize a cumulative effect adjustment in the period of adoption. If elected, an entity would recognize a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption. The Company adopted the new standard as of January 1, 2019 using the optional transition method that provides for a cumulative-effect adjustment to retained earnings upon adoption. There was no impact on the Company’s accumulated deficit as of January 1, 2019 as a result of the adoption of this standard. On January 1, 2019, the adoption of the new lease standard resulted in the recognition of operating lease right-of-use
assets of $10.1 million and operating lease liabilities, including operating lease liabilities—current and non-current,
of $2.2 million and $7.9 million, respectively.
In January 2017, the FASB issued
ASU 2017-01,
Business Combinations (Topic
 805) Clarifying the Definition of a Business,
 which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill and consolidation. This standard is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard on January 1, 2019 using the prospective transition approach, with no material financial statement impact upon adoption.
In January 2017, the FASB issued ASU
2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
, which eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment change. ASU
2017-04
is effective prospectively for fiscal years, and the interim periods within those years, beginning after December 15, 2019 with early adoption permitted. The Company adopted the standard on January 1, 2019, with no material financial statement impact upon adoption.
In August 2017, the FASB issued ASU
2017-12
Derivatives and Hedging (Topic 815) Targeted Improvements to Accounting for Hedging Activities
, which improves the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities; and reduces the complexity of and simplifies the application of hedge accounting by preparers. This standard is effective for interim and annual reporting periods beginning after December 15, 2018. The Company adopted the standard on January 1, 2019 with no material financial statement impact upon adoption.
In June 2018, the FASB issued
ASU 2018-07,
Compensation-Stock Compensation (Topic
 718): Improvements to Nonemployee Share-Based Payment Accounting
. This standard expands the scope of Topic 718,
Compensation—Stock Compensation
(which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This standard is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. The Company adopted ASU
2018-07
on January 1, 2019 with no material financial statement impact upon adoption.
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which added a new impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. The CECL requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, including trade receivables. The CECL model does not have a minimum threshold for recognition of impairment losses and entities will need to measure expected credit losses on assets that have a low risk of loss. The Company adopted ASU
2016-13
on January 1, 2020 with no material financial statement impact upon adoption.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, which amended the fair value measurement guidance by removing or clarifying certain existing disclosure requirements, while also adding new disclosure requirements. Specifically, this update removed certain disclosures related to Level 1 and Level 2 transfers. It also removed the discussion regarding valuation processes of Level 3 fair value measurements. The update modifies guidance related to investments in certain entities that calculate net asset value to explicitly require disclosure regarding timing of liquidation of the investee’s assets and timing of redemption restrictions. The update adds disclosures around the changes in gains and losses in other comprehensive income for recurring Level 3 investments held at the end of the reporting period and adds disclosures regarding certain unobservable inputs on Level 3 fair value measurements. The Company adopted ASU
2018-13
on January 1, 2020 with no material financial statement impact upon adoption.
In March 2020, the FASB issued ASU
No. 2020-04,
Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)
. The ASU provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The ASU is effective for all companies as of March 12, 2020 through December 31, 2022. The FASB also issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848): Scope in January 2021. It clarifies that certain optional expedients and exceptions in Topic 848 apply to derivatives that are affected by the discounting transition. The amendments in this ASU affect the guidance in ASU
No. 2020-04
and are effective in the same timeframe as ASU
No. 2020-04.
The Company elected to adopt this guidance prospectively as of March 31, 2020 as it has LIBOR-based contracts extending beyond the expected discontinuation of LIBOR, including its senior secured term loan facility and revolving credit facility. The adoption of this guidance did not materially impact the Company’s consolidated financial statements.

Foreign Currency Transactions
Foreign Currency Transactions
—Generally, the functional currency of our international subsidiaries is the U.S. dollar. In cases where the functional currency is not the U.S. dollar, the Company translates the financial statements of these subsidiaries to U.S. dollars using the exchange rate at the prevailing consolidated balance sheet date for assets and liabilities, and average exchange rates during the period for revenue and costs and expenses. The Company records translation gains and losses in accumulated other comprehensive income (loss) as a component of stockholders’ equity. The Company reflects foreign exchange transaction gains and losses resulting from the conversion of the transaction currency to functional currency, which includes gains and losses from the remeasurement of assets and liabilities, as a component of other income (expense), net.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss)
—Comprehensive income (loss) is composed of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of gains and losses on cash flow hedges and foreign currency translation adjustments.